COMMITMENTS AND CONTINGENCIES (Details 3) In Thousands, unless otherwise specified		0 Months Ended					1 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended
	Dec. 31, 2013 sqm	Oct. 22, 2009 Wuyue USD ($)	Oct. 22, 2009 Wuyue CNY	Feb. 17, 2014 Wuyue Subsequent event USD ($)	Nov. 26, 2013 Claim for payment of salary and social security Wuyue USD ($)	Nov. 26, 2013 Claim for payment of salary and social security Wuyue CNY	Oct. 31, 2013 Claim for payment of salary and social security Wuyue USD ($) employee	Apr. 30, 2012 Claim for payment of salary and social security Wuyue USD ($) employee	Dec. 31, 2013 Claim for payment of salary and social security Wuyue USD ($)	Dec. 31, 2012 Claim for payment of salary and social security Wuyue USD ($)	Nov. 26, 2013 Claim for payment of the termination of their labor contracts Wuyue USD ($)	Nov. 26, 2013 Claim for payment of the termination of their labor contracts Wuyue CNY	Sep. 30, 2013 Claim for payment of penalty of delayed capital injection Wuyue USD ($)	Sep. 30, 2013 Claim for payment of penalty of delayed capital injection Wuyue CNY	May 31, 2013 Claim for payment of penalty of delayed capital injection Wuyue USD ($)	May 31, 2013 Claim for payment of penalty of delayed capital injection Wuyue CNY
Other contingencies
Area of land for which formal title certificate has not been obtained (in square meters)	2,499,278
COMMITMENTS AND CONTINGENCIES
Number of employees who filed an arbitration claim against the company							24	24
Amount claimed against the company for the payment of salary								$ 428
Amount claimed against the company for the social security								33
Ruling or award granted in respect of the claim									0	0
Amount claimed against the company							1,066						6,174	38,220	4,158	25,740
Amount payable by company under verdict of GCLAC					540	3,342					30	188
First capital injection amount by company		5,249	32,500
Percentage of equity interest acquired		79.00%	79.00%
Cost of equity interest acquired		26,247	162,500
Amount of claims paid by the company				$ 570